Investments - Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	$ 0
Allowances for credit losses on securities for which credit losses were not previously recorded	(11,567)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	2,567
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	11,737
Allowance for credit losses, end of year	(322)
Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	(3,059)
Other government
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Allowances for credit losses on securities for which credit losses were not previously recorded	0
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	22
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	0
Allowance for credit losses, end of year	0
Other government | Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	(22)
Corporate
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Allowances for credit losses on securities for which credit losses were not previously recorded	(10,748)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	2,545
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	11,009
Allowance for credit losses, end of year	(181)
Corporate | Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	(2,987)
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Allowances for credit losses on securities for which credit losses were not previously recorded	(2)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	0
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	2
Allowance for credit losses, end of year	0
Residential mortgage-backed | Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Allowances for credit losses on securities for which credit losses were not previously recorded	(675)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	0
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	592
Allowance for credit losses, end of year	(133)
Commercial mortgage-backed | Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	(50)
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	0
Allowances for credit losses on securities for which credit losses were not previously recorded	(142)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	0
Reductions for securities sold during the year	0
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	0
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	134
Allowance for credit losses, end of year	(8)
Asset-backed | Cumulative effect of change in accounting principle
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses, beginning of year	$ 0